UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE
Report for the Quarter Ended:  June 30, 2010

Institutional Investment manager Filing this Report:

Name:       Valley Forge Capital Advisors Inc.
Address:    11 General Warren Blvd., Ste. 1
	    Malvern, PA  19355

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:       Kathy Roman
Title:      Chief Compliance Officer
Phone:      610-232-1777
Signature, place and date of signing:

   Kathy Roman,  Malvern, PA,  July 21, 2010
Report type:
[X]  13F HOLDINGS REPORT.

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     6979    88350 SH       Sole                    44380             43970
ABBOTT LABS COM                COM              002824100     3402    72720 SH       Sole                    36530             36190
AFLAC INCORPORATED             COM              001055102     7172   168084 SH       Sole                    84490             83594
AMERICAN EXPRESS CO COM        COM              025816109     6901   173830 SH       Sole                    87350             86480
APACHE CORPORATION COM         COM              037411105     6261    74370 SH       Sole                    37390             36980
APPLE, INC                     COM              037833100     7144    28401 SH       Sole                    14265             14136
AUTOZONE INC                   COM              053332102     3555    18400 SH       Sole                     9240              9160
CHEVRON CORPORATION            COM              166764100     5309    78230 SH       Sole                    39320             38910
CISCO SYSTEMS INC COM          COM              17275R102     3483   163440 SH       Sole                    82110             81330
CITIGROUP INC COM              COM              172967101     5180  1377710 SH       Sole                   691970            685740
COLGATE PALMOLIVE CO COM       COM              194162103     3406    43241 SH       Sole                    21715             21526
COMCAST CORP                   COM              20030N101     7377   424670 SH       Sole                   213360            211310
CORNING INC COM                COM              219350105     7002   433587 SH       Sole                   217920            215667
CREE INC                       COM              225447101     6141   102300 SH       Sole                    51230             51070
CUMMINS INC                    COM              231021106     6121    93975 SH       Sole                    47195             46780
CVS CAREMARK CORP              COM              126650100     3015   102830 SH       Sole                    51650             51180
DARDEN RESTAURANTS             COM              237194105     6659   171390 SH       Sole                    85800             85590
DOW CHEMICAL                   COM              260543103     5356   225800 SH       Sole                   113400            112400
DU PONT E I DE NEMOURS & CO    COM              263534109     6043   174710 SH       Sole                    87820             86890
FIRST SOLAR INC                COM              336433107     3528    30990 SH       Sole                    15560             15430
FORD MOTOR CO                  COM              345370860     6507   645570 SH       Sole                   324330            321240
GANNETT INC                    COM              364730101     5698   423360 SH       Sole                   212670            210690
GAP INC                        COM              364760108     5929   304682 SH       Sole                   153120            151562
GILEAD SCIENCES INC            COM              375558103     5111   149090 SH       Sole                    74580             74510
GOOGLE INC CL A                COM              38259P508     6600    14834 SH       Sole                     7474              7360
HESS CORP                      COM              42809H107     3334    66220 SH       Sole                    33260             32960
HEWLETT PACKARD COMPANY        COM              428236103     6950   160582 SH       Sole                    80734             79848
INTERNATIONAL BUSINESS MACHINE COM              459200101     8464    68543 SH       Sole                    34412             34131
JP MORGAN CHASE & CO           COM              46625H100     5615   153362 SH       Sole                    77110             76252
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     5889    83130 SH       Sole                    41760             41370
LUBRIZOL CORP                  COM              549271104     7702    95900 SH       Sole                    48180             47720
MATTEL INC                     COM              577081102     3375   159520 SH       Sole                    80110             79410
MAXIM INTEGRATED PRODS         COM              57772K101     3149   188240 SH       Sole                    94580             93660
MC DONALDS CORPORATION         COM              580135101     6586    99983 SH       Sole                    50230             49753
MCKESSON CORPORATION           COM              58155Q103     8773   130625 SH       Sole                    65560             65065
MEDCO HEALTH SOLUTIONS COM     COM              58405U102     3270    59365 SH       Sole                    29800             29565
MICRON TECHNOLOGY INC          COM              595112103     3181   374690 SH       Sole                   188250            186440
MICROSOFT CORP COM             COM              594918104     5394   234430 SH       Sole                   117800            116630
OSHKOSH CORPORATION            COM              688239201     3743   120110 SH       Sole                    60330             59780
PETSMART INC COM               COM              716768106     3512   116400 SH       Sole                    58470             57930
PG & E CORP                    COM              69331C108     6234   151686 SH       Sole                    76220             75466
RAYTHEON CO COM NEW            COM              755111507     6489   134105 SH       Sole                    67400             66705
ROSS STORES INC                COM              778296103     5552   104190 SH       Sole                    52160             52030
SMUCKER J M CO                 COM              832696405     5041    83710 SH       Sole                    42040             41670
STRYKER CORP COM               COM              863667101     5477   109400 SH       Sole                    54960             54440
TEXAS INSTRS INC COM           COM              882508104     6411   275381 SH       Sole                   138360            137021
TORCHMARK CORP COM             COM              891027104     7168   144771 SH       Sole                    72743             72028
TRAVELERS COMPANIES INC COM    COM              89417E109     6208   126060 SH       Sole                    63320             62740
UAL CORP                       COM              902549807     5826   283370 SH       Sole                   142330            141040
UNION PACIFIC CORP             COM              907818108     5616    80790 SH       Sole                    40590             40200
UNUM GROUP                     COM              91529Y106     4124   190064 SH       Sole                    95520             94544
VALERO ENERGY CORP NEW COM     COM              91913Y100     6542   363860 SH       Sole                   182770            181090
WATSON PHARMACEUTICALS         COM              942683103     7518   185318 SH       Sole                    93140             92178
WELLS FARGO & CO NEW COM       COM              949746101     5950   232440 SH       Sole                   116780            115660
WESTERN DIGITAL CORP COM       COM              958102105     2560    84870 SH       Sole                    42670             42200
WEYERHAEUSER CO                COM              962166104     2676    76010 SH       Sole                    38190             37820
WHIRLPOOL CORP COM             COM              963320106     5067    57700 SH       Sole                    28970             28730








FORM 13F SUMMARY PAGE

Report summary:

Number of other included managers:          0

Form 13F information table entry total:     57

Form 13F information table value total:     313274
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